Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS.
Investments	$ 237	$ 224
Prepaids and other	889	987
Other assets	$ 1,126	$ 1,211